Share Capital - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 5,265	$ 5,111
Stock-option expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	2,285	1,475
DSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	745	1,077
PSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 2,235	$ 2,559